Significant Accounting Policies - Schedule of Aggregate Warranty Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Standard Product Warranty Disclosure [Abstract]
Warranty reserve beginning balance	$ 3,336
Warranty accrual for battery deficiencies	6,430	3,200
Warranty accrual for completed projects	1,204	170
Warranty settlements	(4,864)	(34)
Warranty reserve ending balance	$ 6,106	$ 3,336